Subsequent Events (Details) - Subsequent Event $ in Thousands	1 Months Ended
Feb. 29, 2024 USD ($)
Subsequent Event [Line Items]
Percentage of Company's workforce to be impacted (percent)	6.00%
Expected costs to be incurred	$ 2,000